BASIC AND DILUTED NET LOSS PER SHARE (Securities Excluded from Computation of Earnings Per Share) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Preferred stocks
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	55,105,773	55,105,773	55,105,773	55,105,773
Options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	8,805,131	6,325,006	9,874,369	7,443,587
Warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	508,708	508,708	508,708	508,708